UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Westchester Capital Management, Inc.
Address:  801 N. 96th Street
          Omaha, NE 68114

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy L Christensen
Title:    Executive VP & COO
Phone:    (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                Omaha, NE                February 10, 2007
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                            Name


    28-_____________________________                ____________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            89

Form 13F Information Table Value Total:         $101,316
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

    No.            Form 13F File Number           Name

    __________     28-_____________________       ______________________________

    [Repeat as necessary.]

                                              TITLE                 SHRS OR    VALUE   INVESTMENT   OTHER      VOTING AUTHORITY
                   NAME OF ISSUER            OF CLASS     CUSIP     PRN AMT  (x$1000)  DISCRETION  MANAGERS  SOLE   SHARED   NONE
3M Company                                   com stock   88579Y101   57,525      4483      Y          N       X
Abbott Laboratories Inc.                     com stock   002824100      550        27      Y          N       X
Alcatel-Lucent                               com stock   013904305      154         2      Y          N       X
Altria Group Inc-previously Philip Morris    com stock   02209S103      105         9      Y          N       X
American Express                             com stock   025816109    5,000       303      Y          N       X
Amgen Inc.                                   com stock   031162100    1,352        92      Y          N       X
Anadarko Petroleum Corporation               com stock   032511107   95,313      4148      Y          N       X
Anheuser-Busch Incorporated                  com stock   035229103   52,833      2599      Y          N       X
BP PLC                                       com stock   055622104   55,787      3743      Y          N       X
Baker Hughes Inc.                            com stock   057224107      400        30      Y          N       X
Becton Dickinson & Company                   com stock   075887109      400        28      Y          N       X
Berkshire Hathaway Class B                   com stock   084670207    1,080      3959      Y          N       X
Boeing Corporation                           com stock   097023105      150        13      Y          N       X
Bristol-Myers Company                        com stock   110122108   85,315      2245      Y          N       X
Burlington Northern Santa Fe                 com stock   12189T104      198        15      Y          N       X
CBS Corporation                              com stock   124857202       44         1      Y          N       X
CVS Corporation                              com stock   126650100  151,073      4670      Y          N       X
Cadbury Schweppes PLC ADR                    com stock   127209302      235        10      Y          N       X
Cameron International Corporation            com stock   13342B105      200        11      Y          N       X
Casey's General Stores                       com stock   147528103      500        12      Y          N       X
Caterpillar Inc.                             com stock   149123101   71,047      4357      Y          N       X
Chevron Corporation                          com stock   166764100    1,779       131      Y          N       X
Cisco System Inc.                            com stock   17275R102    1,494        41      Y          N       X
Citigroup Inc.                               com stock   172967101      643        36      Y          N       X
Coca-Cola Company                            com stock   191216100    1,877        91      Y          N       X
ConocoPhillips                               com stock   20825C104      610        44      Y          N       X
Deere & Company                              com stock   244199105      165        16      Y          N       X
Devon Energy Corporation                     com stock   25179M103   66,450      4457      Y          N       X
Exxon Mobil Corporation                      com stock   30231G102    1,412       108      Y          N       X
Fieldstone Investment Corporation            com stock   31659U300    2,000         9      Y          N       X
First Data Corporation                       com stock   319963104   87,656      2237      Y          N       X
Firstenergy Corporation                      com stock   337932107      817        49      Y          N       X
Fluor Corporation                            com stock   343412102      100         8      Y          N       X
Gannett                                      com stock   364730101   46,051      2784      Y          N       X
General Electric Company                     com stock   369604103  127,261      4735      Y          N       X
HNI Corporation                              com stock   404251100      236        10      Y          N       X
Halliburton Holding Company                  com stock   406216101    1,562        49      Y          N       X
Honda Motor Corporation                      com stock   438128308  121,000      4784      Y          N       X
Idearc, Inc.                                 com stock   451663108       34         1      Y          N       X
Intel Corporation                            com stock   458140100    1,200        24      Y          N       X
Johnson & Johnson                            com stock   478160104   64,827      4280      Y          N       X
Kimberly-Clark Corporation                   com stock   494368103   61,784      4198      Y          N       X
Level 3 Communications Inc.                  com stock   52729N100    4,550        25      Y          N       X
Lockheed Martin Corporation                  com stock   539830109      300        28      Y          N       X
MFS Multimarket Income Trust                 com stock   552737108    2,954        18      Y          N       X
Martha Stewart Living Omnimedia, Inc.        com stock   573083102      100         2      Y          N       X
McDonald's Corporation                       com stock   580135101    1,000        44      Y          N       X
Medtronic Inc.                               com stock   585055106      400        21      Y          N       X
Mellon Financial                             com stock   58551A108   93,388      3936      Y          N       X
Microsoft Corporation                        com stock   594918104  160,100      4781      Y          N       X
National Fuel Gas                            com stock   636180101   76,403      2945      Y          N       X
Nokia Corporation                            com stock   654902204      337         7      Y          N       X
Omnicom Group                                com stock   681919106      300        31      Y          N       X
Pepsico Inc.                                 com stock   713448108    1,177        74      Y          N       X
Petrohawk Energy Corporation                 com stock   716495106    1,650        19      Y          N       X
Pfizer Inc.                                  com stock   717081103  161,649      4187      Y          N       X
PowerShares Water Resource                   com stock   73935X575  242,900      4472      Y          N       X
Procter & Gamble                             com stock   742718109    1,050        67      Y          N       X
Progress Energy, Inc.                        com stock   743263105    1,000        49      Y          N       X
Radian Group, Inc.                           com stock   750236101      174         9      Y          N       X
Rockwell Collins, Inc.                       com stock   774341101      200        13      Y          N       X
Royal Dutch Shell ADR                        com stock   780259206      200        14      Y          N       X
Schering-Plough                              com stock   806605101      278         7      Y          N       X
Schlumberger Limited                         com stock   806857108      620        39      Y          N       X
Southern Company                             com stock   842587107    1,350        50      Y          N       X
Starbucks Corporation                        com stock   855244109    1,280        45      Y          N       X
TXU Corp                                     com stock   873168108      550        30      Y          N       X
Target Corporation                           com stock   87612E106    1,343        77      Y          N       X
Teco Energy Inc.                             com stock   872375100    3,000        52      Y          N       X
Textron Corporation                          com stock   883203101      100         9      Y          N       X
Tsakos                                       com stock   G9108L108   94,300      4328      Y          N       X
U.S. Bancorp                                 com stock   902973304  116,316      4209      Y          N       X
United Healthcare Corporation                com stock   91324P102      120         6      Y          N       X
Valero Energy Corporation                    com stock   91913Y100   76,975      3938      Y          N       X
Verizon Wireless                             com stock   92343V104      698        26      Y          N       X
Viacom Inc. Class B                          com stock   92553P201       44         2      Y          N       X
Wal-Mart Stores                              com stock   931142103   91,693      4234      Y          N       X
Walgreen Company                             com stock   931422109       61         3      Y          N       X
Wells Fargo Company                          com stock   949746101    1,000        36      Y          N       X
Western Union                                com stock   959802109  200,659      4499      Y          N       X
Weyerhaeuser Company                         com stock   962166104      112         8      Y          N       X
Wyeth                                        com stock   983024100      600        31      Y          N       X
Yum Brands                                   com stock   988498101      540        32      Y          N       X
Zimmer Holdings, Inc.                        com stock   98956P102      175        14      Y          N       X
AES Trust VII 6%                             pref stock  00103V305      275        14      Y          N       X
General Motors Series A 4.50%                pref stock  370442741      575        15      Y          N       X
Red Oak Hereford Farms 4% Cum Convert        pref stock  756990875    2,000         0      Y          N       X
Travelers Property Casualty 4.50%            pref stock  89420G307      300         8      Y          N       X
Washington Mutual Income Units               pref stock  939322848      225        13      Y          N       X
                                                                               ------
                                                                               101316